UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4915

  DNP Select Income Fund Inc.

(Exact name of registrant as specified in charter)

 200 South Wacker Drive, Suite 500, Chicago, Illinois   60606

(Address of principal executive offices)              (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
DNP Select Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code:  (312) 368-5510

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2016

Item 1.	Schedule of Investments.

See the Statement of Net Assets below.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS
JANUARY 31, 2016
(Unaudited)

		Value
Shares	Description	(Note 1)

COMMON STOCKS & MLP INTERESTS--119.5%

	ELECTRIC, GAS AND WATER--81.8%
1,500,000	Alliant Energy Corp.(a)	$98,010,000
1,800,000	Ameren Corp.	80,856,000
900,000	American Electric Power Company, Inc.	54,873,000
1,000,000	American Water Works Co.	64,910,000
500,000	Atmos Energy Corp.	34,610,000
1,000,000	Black Hills Corp.	49,280,000
3,071,300	CenterPoint Energy Inc.(a)	54,884,131
2,500,000	CMS Energy Corp.(a)	97,200,000
1,100,000	Dominion Resources, Inc.(a)	79,387,000
1,000,000	DTE Energy Co.(a)(b)	85,010,000
1,800,000	Eversource Energy(a)(b)	96,840,000
2,500,000	Great Plains Energy Inc.(a)	69,700,000
500,000	The Laclede Group, Inc.	31,970,000
1,000,000	NextEra Energy, Inc.(a)(b)	111,710,000
1,900,000	NiSource Inc.	39,919,000
800,000	Northwest Natural Gas Co.	41,560,000
2,300,000	OGE Energy Corp.	60,329,000
1,000,000	Piedmont Natural Gas Co.	59,240,000
2,000,000	Portland General Electric Co.	77,740,000
1,800,000	Public Service Enterprise Group Inc.(a)(b)	74,340,000
1,900,000	Questar Corp.(a)(b)	38,741,000
900,000	Sempra Energy(a)(b)	85,275,000
1,500,000	Southern Co.(a)	73,380,000
1,500,000	Vectren Corp.(a)(b)	62,760,000
1,200,000	WEC Energy Group, Inc.(a)	66,276,000
2,000,000	Westar Energy, Inc.(a)(b)	87,120,000
1,000,000	WGL Holdings Inc.(a)	66,790,000
2,000,000	Xcel Energy Inc.(a)(b)	76,440,000
		1,919,150,131

 The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
JANUARY 31, 2016
(Unaudited)

		Value
Shares	Description	(Note 1)

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--22.3%
350,000	Antero Midstream Partners LP	$6,951,000
2,500,000	Columbia Pipeline Group, Inc.	46,375,000
620,000	Columbia Pipeline Partners LP	9,486,000
357,000	DCP Midstream Partners LP	6,700,890
359,800	Dominion Midstream Partners, LP	10,038,420
684,000	Enbridge Energy Partners LP	12,489,840
1,600,000	Enbridge Inc. (Canada)(a)	55,360,000
1,040,532	Energy Transfer Equity LP	9,031,818
463,911	Energy Transfer Partners LP	13,796,713
880,000	EnLink Midstream Partners LP	10,551,200
766,000	Enterprise Products Partners LP	18,315,060
265,000	EQT GP Holdings, LP	5,724,000
251,000	EQT Midstream Partners LP	17,085,570
665,000	GasLog Partners LP (Marshall Islands)	9,509,500
407,000	Genesis Energy LP	11,566,940
1,900,526	Kinder Morgan Inc.(a)	31,263,653
400,090	Magellan Midstream Partners LP	25,697,781
432,185	MPLX LP	13,298,332
180,000	NuStar Energy LP	5,837,400
85,000	Phillips 66 Partners LP	4,817,800
475,610	Plains All American Pipeline LP	10,040,127
440,000	Plains GP Holdings, LP Class A	3,520,000
230,625	Shell Midstream Partners LP	8,201,025
1,915,000	Spectra Energy Corp.(a)	52,566,750
479,000	Sunoco Logistics Partners LP	10,667,330
380,000	Tallgrass Energy GP, LP	5,890,000
500,000	Tallgrass Energy Partners LP	17,255,000
90,000	Targa Resources Corp.	2,022,300
476,000	Targa Resources Partners LP	6,540,240
402,229	Tesoro Logistics LP	17,830,812
1,000,000	TransCanada Corp. (Canada)(a)	34,560,000
307,440	Valero Energy Partners LP	13,644,187
366,460	Westlake Chemical Partners LP	6,999,386
327,000	Western Gas Partners LP	10,689,630
		524,323,704

 The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
JANUARY 31, 2016
(Unaudited)

		Value
Shares	Description	(Note 1)

	TELECOMMUNICATIONS--15.4%
1,708,260	AT&T Inc.(a)	$61,599,856
939,200	BCE Inc. (Canada)(a)	37,849,760
800,000	CenturyLink Inc.	20,336,000
800,000	Communications Sales & Leasing, Inc.	15,368,000
630,000	Crown Castle International Corp.	54,306,000
3,518,491	Frontier Communications Corp.(a)(b)	16,009,134
1,000,000	Orange SA (France)	17,669,871
1,094,800	Telus Corp. (Canada)	30,317,538
1,560,089	Verizon Communications Inc.(a)(b)	77,957,647
782,200	Vodafone Group Plc ADR (United Kingdom)	25,186,840
666,666	Windstream Holdings, Inc.	3,846,663
		360,447,309
	Total Common Stocks & MLP Interests (Cost $2,330,828,498)	2,803,921,144

PREFERRED STOCKS--1.9%

	UTILITY--0.1%
50,000	Exelon Corp. 6 1/2%, due 6/01/17	2,151,000
		2,151,000
	NON-UTILITY--1.8%
600,000	Realty Income Corp. 6 5/8% Series F Perpetual	15,792,000
400,000	Regency Centers Corp. 6 5/8% Series 6 Perpetual	10,436,000
234,900	Vornado Realty Trust 6 5/8% Series G Perpetual	6,034,581
350,000	Vornado Realty Trust 6 5/8% Series I Perpetual	9,023,000
		41,285,581
	Total Preferred Stocks (Cost $41,036,811)	43,436,581

Par Value

BONDS--19.3%

	ELECTRIC, GAS AND WATER--10.4%
$22,000,000	Arizona Public Service Co.
	6 7/8%, due 8/01/36(a)(b)	29,126,306
10,450,000	Atmos Energy Corp.
	8 1/2%, due 3/15/19(a)(b)	12,285,866
11,000,000	Cleveland Electric Illuminating Co.
	8 7/8%, due 11/15/18(a)(b)	12,942,831
6,750,000	Commonwealth Edison Company
	6.95%, due 7/15/18(a)	7,530,557
15,305,000	Consolidated Edison Co. of New York
	7 1/8%, due 12/01/18(a)(b)	17,523,246
9,354,000	Dominion Resources, Inc.
	6.40%, due 6/15/18(a)(b)	10,285,845
10,000,000	DPL Capital Trust II
	8 1/8%, due 9/01/31	10,387,750
20,000,000	Entergy Texas Inc.
	7 1/8%, due 2/01/19(a)(b)	22,758,200
14,376,000	Exelon Generation Co. LLC
	6.20%, due 10/01/17(a)(b)	15,286,705

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
JANUARY 31, 2016
(Unaudited)

		Value
Par Value	Description	(Note 1)

$10,000,000	Georgia Power Co.
	5.70%, due 6/01/17(a)	$10,596,180
10,618,000	Indiana Michigan Power Co.
	7.00%, due 3/15/19(a)(b)	12,140,568
5,000,000	Metropolitan Edison Co.
	7.70%, due 1/15/19(a)	5,627,685
12,000,000	National Fuel Gas Co.
	8 3/4%, due 5/01/19(a)	13,669,140
3,350,000	Nevada Power Co.
	7 1/8%, due 3/15/19	3,834,299
10,345,000	Oncor Electric Delivery Co. LLC
	7.00%, due 9/01/22(a)	12,572,579
14,000,000	Progress Energy Inc.
	7.05%, due 3/15/19(a)(b)	15,992,312
5,130,000	Public Service New Mexico
	7 1/2%, due 8/01/18(a)	5,754,890
15,169,000	Sempra Energy
	6 1/2%, due 6/01/16(a)(b)	15,437,537
5,000,000	Sempra Energy
	6.15%, due 6/15/18	5,415,425
5,000,000	Talen Energy Supply, LLC
	6 1/2%, due 5/01/18	4,656,250
		243,824,171

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--5.0%
6,488,000	Energy Transfer Partners
	7.60%, due 2/01/24	6,274,181
8,850,000	Energy Transfer Partners
	8 1/4%, due 11/15/29	9,718,689
5,000,000	Enterprise Products Operating LLC
	6 1/2%, due 1/31/19	5,396,900
12,826,000	EQT Corp.
	8 1/8%, due 6/01/19(a)(b)	13,865,214
8,030,000	Kinder Morgan, Inc.
	6.85%, due 2/15/20	8,229,152
14,445,000	Magellan Midstream Partners, LP
	6.40%, due 7/15/18(a)(b)	15,611,867
11,000,000	ONEOK, Inc.
	6.00%, due 6/15/35	6,847,500
9,000,000	ONEOK Partners, LP
	8 5/8%, due 3/01/19	9,650,034
12,940,000	Spectra Energy Capital, LLC
	6.20%, due 4/15/18(a)	13,675,393
2,615,000	Spectra Energy Capital, LLC
	6 3/4%, due 7/15/18	2,806,389
9,140,000	TransCanada PipeLines Ltd. (Canada)
	7 1/8%, due 1/15/19(a)	10,130,493
14,380,000	Williams Partners, LP
	7 1/4%, due 2/01/17(a)(b)	14,370,006
		116,575,818

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
JANUARY 31, 2016
(Unaudited)

		Value
Par Value	Description	(Note 1)

	TELECOMMUNICATIONS--3.5%
$10,000,000	BellSouth Capital Funding Corp.
	7 7/8%, due 2/15/30(a)(b)	$12,073,820
15,000,000	CenturyLink Inc.
	6 7/8%, due 1/15/28	10,875,000
5,900,000	Comcast Corp.
	7.05%, due 3/15/33	7,525,480
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, due 10/01/30(a)(b)	19,557,780
5,000,000	TCI Communications Inc.
	7 1/8%, due 2/15/28	6,661,920
15,500,000	Verizon Global Funding Corp.
	7 3/4%, due 12/01/30	20,269,304
5,000,000	Vodafone Group Plc (United Kingdom)
	7 7/8%, due 2/15/30	6,065,050
		83,028,354
	NON-UTILITY--0.4%
8,000,000	Dayton Hudson Corp.
	9 7/8%, due 7/01/20(a)	10,367,808
		10,367,808
	Total Bonds (Cost $460,445,967)	453,796,151

TOTAL INVESTMENTS--140.7% (Cost $2,832,311,276)		3,301,153,876
Borrowings--(29.8)%		(700,000,000)
Other assets less liabilities--(10.9)%		(255,039,864)
NET ASSETS APPLICABLE TO COMMON STOCK--100.0%		$2,346,114,012

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
JANUARY 31, 2016
(Unaudited)

(a) All or a portion of this security has been pledged as collateral for borrowings and made available for loan.

(b) All or a portion of this security has been loaned.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund's investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund's investments at January 31, 2016:

	Level 1	Level 2
Common stocks & MLP interests	$2,803,921,144	-
Preferred stocks	43,436,581	-
Bonds	-	$453,796,151
Total	$2,847,357,725	$453,796,151

There were no Level 3 priced securities held and there were no transfers between Level 1 and Level 2  related to securities held at January 31, 2016.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
JANUARY 31, 2016
(Unaudited)

Note 2. Federal Tax Cost

At October 31, 2015, the Fund's most recent fiscal tax year end, the federal tax cost of investments and aggregate gross unrealized appreciation (depreciation) were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$2,871,071,571	$720,435,867	$(191,845,288)	$528,590,579

The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of investments is primarily attributable to MLP earnings and basis adjustments, the tax deferral of wash sale losses, the accretion of market discount and amortization of premiums and alternative tax treatment of certain securities.

Other information regarding the Fund is available on the Fund's website at www.dnpselectincome.com or the Securities and Exchange Commission's website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99.CERT Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DNP SELECT INCOME FUND INC.
By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)
Date	March 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)
Date	March 18, 2016
By (Signature and Title)	/s/ Alan M. Meder
Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial and Accounting Officer)
Date	March 18, 2016